NATIONWIDE MUTUAL FUNDS
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Emerging Markets Equity Fund
Nationwide Bailard International Equities Fund
Nationwide Emerging Markets Debt Fund
Nationwide Global Sustainable Equity Fund
Nationwide International Small Cap Fund

Supplement dated July 8, 2019
to the Prospectus dated February 28, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Bailard International Equities Fund

Effective immediately, the Prospectus is amended as follows:

1.	The table under the section entitled “Portfolio Managers” on page 21 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund (and Predecessor Fund)
Peter M. Hill	Chairman and Chief Executive Officer	Since 2006
Eric P. Leve, CFA	Chief Investment Officer	Since 2006
Daniel McKellar, CFA	Vice President	Since 2015
Anthony Craddock	Senior Vice President	Since 2019*

* Mr. Craddock previously served as a portfolio manager to the Fund from 2006 to 2018.

2.
The heading entitled “Nationwide Bailard Emerging Markets Equity Fund and Nationwide Bailard International Equities Fund” and related subsequent paragraphs on page 62 of the Prospectus are deleted in their entirety and replaced with the following:

Nationwide Bailard Emerging Markets Equity Fund

Peter M. Hill, Eric P. Leve, CFA, and Daniel McKellar, CFA, are jointly responsible for the day-to-day management of the Fund.
Mr. Hill is Chairman and Chief Executive Officer of Bailard. He joined Bailard in 1985 and has over 40 years of investment experience.
Mr. Leve is Chief Investment Officer of Bailard. He joined Bailard in 1987 and has over 31 years of investment experience.
Mr. McKellar is Vice President of International Equity Research at Bailard. He joined Bailard in 2011.

Nationwide Bailard International Equities Fund

Peter M. Hill, Eric P. Leve, CFA, Daniel McKellar, CFA, and Anthony Craddock are jointly responsible for the day-to-day management of the Fund.

Mr. Hill is Chairman and Chief Executive Officer of Bailard. He joined Bailard in 1985 and has over 40 years of investment experience.
Mr. Leve is Chief Investment Officer of Bailard. He joined Bailard in 1987 and has over 31 years of investment experience.
Mr. McKellar is Vice President of International Equity Research at Bailard. He joined Bailard in 2011.
Mr. Craddock is Senior Vice President of Bailard. He was employed by Bailard from 1997 to November 2018. He rejoined Bailard in June of 2019. During the period from November 2018 to June 2019, Mr. Craddock worked as an independent consultant for Bailard.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE